Manufacturing rebate receivable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Manufacturing Rebate Receivables		$ 5,755,237
Manufacturing Rebate Receivables for passage vehicles	$ 10,000
Manufacturing rebate receivables for commercial use vehicles	$ 1,000
Allowance against the manufacturing rebate receivable	100.00%
Suzhou E-Motor [Member]
Manufacturing Rebate Receivables		$ 5,755,237